Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The following table summarizes the Group’s intangible assets, net:

	As of March 31, 2024
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	12,789	(3,635)	(8,921)	233
Trademarks	1,481	(765)	—	716
Insurance agency license	2,848	(748)	(2,100)	—
Broadcasting license	86,667	(47,977)	(38,690)	—
Buyer and customer relationship(1)	39,500	(14,562)	(24,938)	—
Technology(1)	9,900	(3,660)	(6,240)	—
Total	153,185	(71,347)	(80,889)	949

	As of March 31, 2025
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	12,904	(3,775)	(8,921)	208
Trademarks	1,482	(972)	—	510
Insurance agency license	2,848	(748)	(2,100)	—
Broadcasting license	86,667	(47,977)	(38,690)	—
Buyer and customer relationship(1)	39,500	(14,562)	(24,938)	—
Technology(1)	9,900	(3,660)	(6,240)	—
Total	153,301	(71,694)	(80,889)	718

(1)
Buyer and customer relationship and technology were acquired through the Group’s acquisitions with Ruisha Technology during the year ended March 31, 2022, which were measured at fair value upon the completion of acquisition.

Schedule of Amortization Expense

As of March 31, 2025, amortization expense related to the intangible assets for future periods are estimated to be as follows:

For the years ended March 31,	RMB
2026	176
2027	156
2028	127
2029	102
2030	59
Thereafter	98
718